Dividend Restrictions (Detail) - Successor - USD ($) $ in Millions		3 Months Ended
	Dec. 19, 2016	Dec. 31, 2016
Other Non Operating Income And Expenses [Line Items]
Cash Dividend		$ 992
Parent Company [Member]
Other Non Operating Income And Expenses [Line Items]
Cash Dividend	$ 992	992
Proceeds from Dividends Received		$ 997